Capital risk management - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Schedule Of Investments [Line Items]
Average maturity term on investments	7 days
Maximum
Schedule Of Investments [Line Items]
Average maturity term on investments	90 days